[Janus Letterhead]

December 28, 2018

EDGAR Operations Branch

Securities and Exchange Commission (the “SEC”)

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)
1933 Act File No. 333-207814
1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 30 and Amendment No. 31 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) of Regulation C under the 1933 Act. The Amendment relates to the Janus Henderson Short Duration Income ETF.

The Registrant has marked the individual prospectus and statement of additional information comprising the Amendment to show changes made since Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on February 28, 2018.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 28, 2019.

Please call me at (303) 336-5065 with any questions or comments.

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary

Enclosures (via EDGAR only)

cc: Byron Hittle, Esq.

Eric Purple, Esq.